SUPPLEMENT DATED SEPTEMBER 21, 2005

TO THE

STATEMENT OF ADDITIONAL INFORMATION

OF THE

FUNDS INDICATED BELOW

The following information supplements certain disclosure in each of the Statements of Additional Information for the Funds listed below.

Recent Developments

The Funds have received information from Citigroup Asset Management (“CAM”) concerning Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), investment advisory companies that are a part of CAM. The Funds receive investment advisory and administrative services from SBAM or SBFM, as the case may be. The information received from CAM is as follows:

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM and SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

SBFM and SBAM are cooperating with the Commission. Although there can be no assurance, SBFM and SBAM believe that these matters are not likely to have a material adverse effect on the Funds or their ability to perform their respective investment advisory services relating to the Funds.

The Commission staff’s recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM’s worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

CitiFunds Trust I
Smith Barney Emerging Markets Equity Fund	January 4, 2005
SB Adjustable Rate Income Fund	September 28, 2004
Smith Barney Aggressive Growth Fund Inc.	December 29, 2004
Smith Barney Allocation Series Inc.	May 31, 2005
Balanced Portfolio
Conservative Portfolio
Growth Portfolio
High Growth Portfolio
Income Portfolio
Select Balanced Portfolio	April 29, 2005
Select Growth Portfolio	April 29, 2005
Select High Growth Portfolio	April 29, 2005
Smith Barney Appreciation Fund Inc.	April 30, 2005
Smith Barney Arizona Municipals Fund Inc.	September 28, 2004
Smith Barney California Municipals Fund Inc.	June 28, 2005
Smith Barney Core Plus Bond Fund Inc.	March 18, 2005
Smith Barney Equity Funds	May 31, 2005
Smith Barney Social Awareness Fund
Smith Barney Fundamental Value Fund Inc.	January 28, 2005
Smith Barney Funds, Inc.
Smith Barney Large Cap Value Fund	April 29, 2005
Smith Barney Short-Term Investment Grade Bond Fund	April 29, 2005
Smith Barney U.S. Government Securities Fund	April 29, 2005
Smith Barney Income Funds
Smith Barney Dividend and Income Fund	November 26, 2004
SB Convertible Fund	November 26, 2004
Smith Barney Diversified Strategic Income Fund	November 26, 2004
Smith Barney Exchange Reserve Fund	November 26, 2004
Smith Barney High Income Fund	November 26, 2004
Smith Barney Municipal High Income Fund	November 26, 2004
SB Capital and Income Fund	April 29, 2005
Smith Barney Total Return Bond Fund	November 26, 2004

Smith Barney Institutional Cash Management Fund Inc.	September 28, 2004
Cash Portfolio
Government Portfolio
Municipal Portfolio
Smith Barney Investment Funds Inc.
Smith Barney Government Securities Fund	April 29, 2005
Smith Barney Hansberger Global Value Fund	August 29, 2005
Smith Barney Investment Grade Bond Fund	April 29, 2005
Smith Barney Multiple Discipline Funds—All Cap Growth and Value Fund	August 29, 2005
Smith Barney Multiple Discipline Funds—Balanced All Cap Growth and Value Fund	August 29, 2005
Smith Barney Multiple Discipline Funds—Global All Cap Growth and Value Fund	August 29, 2005
Smith Barney Multiple Discipline Funds—Large Cap Growth and Value Fund	August 29, 2005
Smith Barney Multiple Discipline Funds—All Cap and International Fund	August 29, 2005
Smith Barney Real Return Strategy Fund	November 8, 2004
Smith Barney Small Cap Value Fund	January 28, 2005
Smith Barney Small Cap Growth Fund	January 28, 2005
Smith Barney Investment Series
SB Growth and Income Fund	February 25, 2005
Smith Barney International Fund	February 25, 2005
Smith Barney Dividend Strategy Fund	February 25, 2005
Smith Barney Premier Selections All Cap Growth Portfolio	February 25, 2005
Smith Barney Growth and Income Portfolio	February 25, 2005
SB Government Portfolio	February 25, 2005

Smith Barney Dividend Strategy Portfolio	February 25, 2005
Smith Barney Investment Trust
Smith Barney Intermediate Maturity California Municipals Fund	March 28, 2005
Smith Barney Intermediate Maturity New York Municipals Fund	March 28, 2005
Smith Barney Large Capitalization Growth Fund	March 28, 2005
Smith Barney Mid Cap Core Fund	March 28, 2005
Smith Barney Classic Values Fund	March 28, 2005
Smith Barney S&P 500 Index Fund	April 30, 2005
Smith Barney Managed Municipals Fund Inc.	June 28, 2005
Smith Barney Massachusetts Municipals Fund	March 29, 2005
Smith Barney Money Funds, Inc.	April 29, 2005
Cash Portfolio
Government Portfolio
Smith Barney Muni Funds
California Money Market Portfolio	July 29, 2005
Florida Portfolio	July 29, 2005
Georgia Portfolio	July 29, 2005
Limited Term Portfolio	July 29, 2005
Massachusetts Money Market Portfolio	July 29, 2005
National Portfolio	July 29, 2005
New York Money Market Portfolio	July 29, 2005
New York Portfolio	July 29, 2005
Pennsylvania Portfolio	July 29, 2005
Smith Barney Municipal Money Market Fund Inc.	July 29, 2005
Smith Barney New Jersey Municipals Fund Inc.	July 29, 2005
Smith Barney Oregon Municipals Fund	August 28, 2005
Smith Barney Sector Series Inc.	February 25, 2005
Smith Barney Financial Services Fund
Smith Barney Health Sciences Fund
Smith Barney Technology Fund
Smith Barney Small Cap Core Fund, Inc.	April 29, 2005

Smith Barney Trust II
Smith Barney Diversified Large Cap Growth Fund	February 25, 2005
Smith Barney International Large Cap Fund	April 29, 2005
Smith Barney Small Cap Growth Opportunities Fund	February 25, 2005
Smith Barney Capital Preservation Fund	February 25, 2005
Smith Barney Capital Preservation Fund II	February 25, 2005
Smith Barney Short Duration Municipal Income Fund	February 25, 2005
Smith Barney World Funds, Inc.
Smith Barney Inflation Management Fund	February 25, 2005
International All Cap Growth Portfolio	February 25, 2005
Greenwich Street Series Fund
Appreciation Portfolio	April 30, 2005 as revised September 19, 2005
Capital and Income Portfolio	April 30, 2005 as revised September 19, 2005
Diversified Strategic Income Portfolio	April 30, 2005 as revised September 19, 2005
Salomon Brothers Variable Growth & Income Fund	April 30, 2005 as revised September 19, 2005
Equity Index Portfolio	April 30, 2005 as revised September 19, 2005
Salomon Brothers Variable Aggressive Growth Fund	April 30, 2005 as revised September 19, 2005
Fundamental Value Portfolio	April 30, 2005 as revised September 19, 2005
Travelers Series Fund Inc.
SB Adjustable Rate Income Portfolio	February 28, 2005
Smith Barney Aggressive Growth Portfolio	February 28, 2005
Smith Barney High Income Portfolio	February 28, 2005
Smith Barney International All Cap Growth Portfolio	February 28, 2005
Smith Barney Large Capitalization Growth Portfolio	February 28, 2005

Smith Barney Mid Cap Core Portfolio	February 28, 2005
Smith Barney Money Market Portfolio	February 28, 2005
Social Awareness Stock Portfolio	June 2, 2005
Smith Barney Large Cap Value Portfolio	February 28, 2005
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio—All Cap Growth and Value	April 29, 2005
Multiple Discipline Portfolio—Large Cap Growth and Value	April 29, 2005
Multiple Discipline Portfolio—Global All Cap Growth and Value	April 29, 2005
Multiple Discipline Portfolio—Balanced All Cap Growth And Value	April 29, 2005
Consulting Group Capital Markets Funds
Government Money Investments	December 29, 2004
Municipal Bond Investments	December 29, 2004
Large Capitalization Value Equity Investments	December 29, 2004
Large Capitalization Growth Investments	December 29, 2004
Small Capitalization Value Equity Investments	December 29, 2004
Small Capitalization Growth Investments	December 29, 2004
International Equity Investments	December 29, 2004
International Fixed Income Investments	December 29, 2004
Emerging Markets Equity Investments	December 29, 2004
High Yield Investments	December 29, 2004
Core Fixed Income Investments	December 29, 2004
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	April 29, 2005

FD